DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware Emerging Markets Fund
(the "Fund")

Supplement to the Fund's Prospectuses dated March 30, 2007

On October 17, 2007, Mellon Bank, N.A. became the Fund's custodian.

The following paragraph replaces the information in the section entitled "Who manages the Funds - Who's who - Custodian" on page 27 of the Fund's Prospectuses.

Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285.

Please keep this Supplement for future reference.

This Supplement is dated October 19, 2007.